Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class A
Trading Symbol	DRDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$61	1.20%
[1]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 505,165,080
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 2,025,733
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$505,165,080
Number of Holdings	50
Net Advisory Fee	$2,025,733
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	3.5%
Casey’s General Stores, Inc.	3.5%
Atmos Energy Corp.	3.0%
Corteva, Inc.	3.0%
Mastercard, Inc.	2.7%
ExxonMobil Holdings Corp.	2.7%
Automatic Data Processing, Inc.	2.6%
Motorola Solutions, Inc.	2.5%

Top Sectors*	(%)
Information Technology	26.4%
Industrials	16.4%
Financials	14.3%
Consumer Staples	10.1%
Materials	7.1%
Health Care	6.5%
Utilities	6.3%
Energy	3.9%
Communication Services	3.4%
Cash & Other	5.6%
[2]
Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class C
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class C
Trading Symbol	DRDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$98	1.95%
[3]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%
Net Assets	$ 505,165,080
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 2,025,733
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$505,165,080
Number of Holdings	50
Net Advisory Fee	$2,025,733
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	3.5%
Casey’s General Stores, Inc.	3.5%
Atmos Energy Corp.	3.0%
Corteva, Inc.	3.0%
Mastercard, Inc.	2.7%
ExxonMobil Holdings Corp.	2.7%
Automatic Data Processing, Inc.	2.6%
Motorola Solutions, Inc.	2.5%

Top Sectors*	(%)
Information Technology	26.4%
Industrials	16.4%
Financials	14.3%
Consumer Staples	10.1%
Materials	7.1%
Health Care	6.5%
Utilities	6.3%
Energy	3.9%
Communication Services	3.4%
Cash & Other	5.6%
[4]
Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class I
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class I
Trading Symbol	DRDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$48	0.95%
[5]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 505,165,080
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 2,025,733
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$505,165,080
Number of Holdings	50
Net Advisory Fee	$2,025,733
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	6.0%
NVIDIA Corp.	3.5%
Casey’s General Stores, Inc.	3.5%
Atmos Energy Corp.	3.0%
Corteva, Inc.	3.0%
Mastercard, Inc.	2.7%
ExxonMobil Holdings Corp.	2.7%
Automatic Data Processing, Inc.	2.6%
Motorola Solutions, Inc.	2.5%

Top Sectors*	(%)
Information Technology	26.4%
Industrials	16.4%
Financials	14.3%
Consumer Staples	10.1%
Materials	7.1%
Health Care	6.5%
Utilities	6.3%
Energy	3.9%
Communication Services	3.4%
Cash & Other	5.6%
[6]
Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.